Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	60,461,611	26,460,371
Common stock, shares outstanding	60,461,611	26,460,371